Property, plants and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property plants and equipment net

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Machinery & equipment	2,832	2,845	366
Electronic equipment	33	56	7
Office equipment	2,193	2,394	308
Computer software	109	106	8
Motor vehicles	2,471	2,459	317
Total cost	7,638	7,860	1,006
Less: Accumulated depreciation	(6,394)	(6,742)	(862)
Net book value	1,244	1,118	144